Consolidated Statement of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Treasury shares [member]	Capital reserve [member]	Statutory reserve [member]	Investment Reserve [Member]	Complementary Minimum Dividend [Member]	Retained earnings [member]	Equity Valuation Adjustments [Member]	Total
Beginning balance, value at Dec. 31, 2022	R$ 15,000,000			R$ 1,688,428	R$ 10,390,535	R$ 76,927		R$ 177,643	R$ 27,333,533
IfrsStatementLineItems [Line Items]
Profit for the period							3,523,531		3,523,531
Actuarial gains and (losses)								(31,281)	(31,281)
Total comprehensive income/(loss) for the period							3,523,531	(31,281)	3,492,250
Legal reserve				176,177			(176,177)
Interest on capital (R$ 2.28 per share)							(836,839)		(836,839)
Complementary minimum dividends of 2023, approved (R$ 0,14 per share)						(76,927)			(76,927)
Complementary minimum dividends (R$ 0.21607 per share)						147,689	(147,689)
Withholding Income Tax (IRRF) on interest on equity assigned as mandatory minimum dividends						(54,641)			(54,641)
Transfers to investment reserve					2,362,826		(2,362,826)
Ending balance, value at Dec. 31, 2023	15,000,000			1,864,605	12,753,361	93,048		146,362	29,857,376
IfrsStatementLineItems [Line Items]
Profit for the period							9,579,563		9,579,563
Gains and losses on financial instruments								(8,350)	(8,350)
Actuarial gains and (losses)								142,327	142,327
Total comprehensive income/(loss) for the period							9,579,563	133,977	9,713,540
Legal reserve				478,978			(478,978)
Interest on capital (R$ 2.28 per share)							(1,556,454)		(1,556,454)
Dividends for the year (R$ 1,05 per share)							(718,692)		(718,692)
Complementary minimum dividends of 2023, approved (R$ 0,14 per share)						(93,048)			(93,048)
Withholding Income Tax (IRRF) on interest on equity assigned as mandatory minimum dividends							(274,668)		(274,668)
Transfers to investment reserve					6,550,771		(6,550,771)
Ending balance, value at Dec. 31, 2024	15,000,000			2,343,583	19,304,132			280,339	36,928,054
IfrsStatementLineItems [Line Items]
Profit for the period							8,462,059		8,462,059
Gains and losses on financial instruments								8,350	8,350
Actuarial gains and (losses)								(170,611)	(170,611)
Total comprehensive income/(loss) for the period							8,462,059	(162,261)	8,299,798
Capital increase	6,210,000				(6,210,000)
Treasury shares		(475,385)							(475,385)
Long-Term Incentive Plan			30,219						30,219
Legal reserve				423,103			(423,103)
Interest on equity (December 19, 2025)							(1,528,300)		(1,528,300)
Withholding Income Tax (IRRF) on interest on equity assigned as mandatory minimum dividends (December 19, 2025)							(269,701)		(269,701)
Interest on equity							(481,439)		(481,439)
Withholding Income Tax (IRRF) on interest on equity assigned as mandatory minimum dividends							(102,122)		(102,122)
Transfers to investment reserve					5,657,394		(5,657,394)
Ending balance, value at Dec. 31, 2025	R$ 21,210,000	R$ (475,385)	R$ 30,219	R$ 2,766,686	R$ 18,751,526			R$ 118,078	R$ 42,401,124